Other Postemployment-Accrued Benefit Obligation (Detail) - Other Postemployment Benefit Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit obligation at beginning of year	$ 55	$ 63
Service cost	2	2	$ 4
Interest cost	2	2	2
Benefits paid	(10)	(6)
Actuarial losses / (gains)	19	(2)
Other	(4)	(4)
Accrued benefit obligation at end of year	$ 64	$ 55	$ 63